Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Home Tax Solutions (the Company)

Guggenheim Securities, LLC

(together, the Specified Parties)

Re: HTS Fund I LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HTS Data Tape & Stratifications (07.15.2021).xlsx” provided by the Company on July 15, 2021, containing information on 3,916 Tax Liens as of June, 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by HTS Fund I LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan File” means the following documents provided by the Company: Bankruptcy Court Order, Borrower Statement of Account, County Appraisal District Search Results, Declaration of Insurance, Foreclosure Petition, Notice of Default and Intent to Accelerate, Notice of Default, Notice of Hearing, Notice of Judgement, Promissory Note, Tax Lien Contract, Tax Lien Disbursement Statement, Tax Lien Settlement Statement, Tax Payment Agreement, TMO system screenshots, and Zillow Property Search. The Loan File was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instruction” means the instruction provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Provided Information” means the Loan File and Instruction.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We received a listing of 100 Tax Liens selected from the Data File (the “Selected Tax Liens”) provided by Guggenheim Securities, LLC, on behalf of the Company, on July 15, 2021. A listing of the Selected Tax Liens is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Tax Liens that Guggenheim Securities, LLC was instructed to select from the Data File.

B.

For each Selected Tax Lien, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instruction, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instruction as applicable, constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instruction

Closing Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract.

Foreclosure Status	Notice of Judgement, Notice of Hearing, Foreclosure Petition, Notice of Default and Intent to Accelerate

Bankruptcy Status (as applicable)	Bankruptcy Court Order, as applicable

Property City	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results

Property Zip Code	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results, Zillow Property Search

Property County	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results

Property Type	County Appraisal District Search Results

Aggregate Appraised Value	County Appraisal District Search Results

Note Rate	Promissory Note, Tax Payment Agreement, Tax Lien Contract, Notice of Default

Maturity Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract

First Payment Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract

Original Balance	Promissory Note, Tax Payment Agreement, Tax Lien Contract, Tax Lien Disbursement Statement, Borrower Statement of Account, Tax Lien Settlement Statement

Regular Payment	Promissory Note, Tax Payment Agreement, Tax Lien Contract, Tax Lien Disbursement Statement, Declaration of Insurance, Borrower Statement of Account, TMO system screenshot

Balloon Payment

The final payment in Promissory Note, Tax Payment Agreement, Tax Lien Disbursement Statement, TMO system screenshot;

In the event the final payment information is not available in the Promissory Note, Tax Payment Agreement, Tax Lien Disbursement Statement, or TMO system screenshot, recompute by adding Deferred Interest in the Promissory Note to the regular payment in the Promissory Note or Borrower Statement of Account.

We found such information to be in agreement except as listed in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Tax Liens, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Tax Liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Tax Liens being securitized, (iii) the compliance of the originator of the Tax Liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Tax Liens that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

July 30, 2021

Exhibit A – The Selected Tax Liens

Selected Tax Lien Number	Selected Tax Lien ID1	Selected Tax Lien Number	Selected Tax Lien ID1
1	2021001	51	2021051
2	2021002	52	2021052
3	2021003	53	2021053
4	2021004	54	2021054
5	2021005	55	2021055
6	2021006	56	2021056
7	2021007	57	2021057
8	2021008	58	2021058
9	2021009	59	2021059
10	2021010	60	2021060
11	2021011	61	2021061
12	2021012	62	2021062
13	2021013	63	2021063
14	2021014	64	2021064
15	2021015	65	2021065
16	2021016	66	2021066
17	2021017	67	2021067
18	2021018	68	2021068
19	2021019	69	2021069
20	2021020	70	2021070
21	2021021	71	2021071
22	2021022	72	2021072
23	2021023	73	2021073
24	2021024	74	2021074
25	2021025	75	2021075
26	2021026	76	2021076
27	2021027	77	2021077
28	2021028	78	2021078
29	2021029	79	2021079
30	2021030	80	2021080
31	2021031	81	2021081
32	2021032	82	2021082
33	2021033	83	2021083
34	2021034	84	2021084
35	2021035	85	2021085
36	2021036	86	2021086
37	2021037	87	2021087
38	2021038	88	2021088
39	2021039	89	2021089
40	2021040	90	2021090
41	2021041	91	2021091
42	2021042	92	2021092
43	2021043	93	2021093
44	2021044	94	2021094
45	2021045	95	2021095
46	2021046	96	2021096
47	2021047	97	2021097
48	2021048	98	2021098
49	2021049	99	2021099
50	2021050	100	2021100

[1]	The Company has assigned a unique ID number to each Tax Lien in the Data File. The Selected Tax Lien IDs referred to in this Exhibit are not the Company’s Tax Lien ID numbers.

A-1

Exhibit B – The Exceptions List

Selected Tax Lien Number	Selected Tax Lien ID	Attribute	Per Data File	Per Loan File
3	2021003	Maturity Date	8/1/2024	9/1/2024
4	2021004	Original Balance	$6,026.05	$6,024.05
40	2021040	Regular Payment	$425.34	$775.01
43	2021043	Closing Date	12/13/2018	12/20/2018
99	2021099	First Payment Date	12/16/2013	12/1/2013
100	2021100	Aggregate Appraised Value	$323,052.00	$232,052.00